Quarterly Results of Operations (unaudited) - Quarterly Results of Operations (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Data [Abstract]
Revenue	$ 550,694	$ 542,727	$ 541,983	$ 552,643	$ 571,259	$ 580,847	$ 598,109	$ 602,306	$ 2,188,047	$ 2,352,521	$ 2,472,386
Income (loss) from operations	233,705	220,410	227,324	239,173	(3,897,122)	284,999	290,842	292,762	920,612	(3,028,521)	1,247,280
Net income (loss)	663,803	196,605	117,412	16,292	(4,115,321)	78,967	61,236	55,665	994,112	(3,919,453)	236,506
Net income (loss) attributable to Intelsat S.A.	662,820	195,622	116,429	15,326	(4,116,306)	77,982	60,220	54,717	990,197	(3,923,387)	232,532
Net income (loss) attributable to common shareholders	$ 662,820	$ 195,622	$ 116,429	$ 15,326	$ (4,116,306)	$ 77,982	$ 50,301	$ 54,717	$ 990,197	$ (3,933,306)	$ 222,615
Net income (loss) per share attributable to Intelsat S.A.:
Basic	$ 5.62	$ 1.66	$ 1.02	$ 0.14	$ (38.29)	$ 0.73	$ 0.47	$ 0.51	$ 8.65	$ (36.68)	$ 2.09
Diluted	$ 5.56	$ 1.65	$ 0.98	$ 0.13	$ (38.29)	$ 0.66	$ 0.47	$ 0.47	$ 8.36	$ (36.68)	$ 1.99